Earnings Per Share	12 Months Ended
Dec. 31, 2018
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Earnings Per Share

Note 22: Earnings Per Share

Taking into account the division of the nominal value of shares of the Company by 15, which was decided by the annual general meeting on December 9, 2011 the amount of shares is adjusted, and multiplying it by 15, for all the outstanding shares presented. The basic earnings per share is calculated by dividing the net income going to the shareholders of the Company by the weighted average number of common shares outstanding during the course of the fiscal year. The weighted average number of shares was 24,454,850 in 2016. The weighted average number of shares was 24,757,176 in 2017. The weighted average number of shares was 28,924,976 in 2018.

The instruments that entitle their holders to a portion of the share capital on a deferred basis (BSAs, BSPCEs) are considered to be anti-dilutive (2,360,945 instruments in 2016, 3,309,539 instruments in 2017 and 3,366,296 instruments in 2018). These instruments are presented in detail in Note 17. Therefore, the diluted earnings per share are identical to the basic earnings per share.

	December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
Net income of the reporting period	(114,531)	(147,693)	(166,076)
Adjusted weighted average number of outstanding shares	24,454,850	24,757,176	28,924,976

Basic / Diluted earnings per share (€/share)	(4.68)	(5.97)	(5.74)